Goodwill And Other Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule Of Aggregate Goodwill And Other Intangible Assets	COMPOSITION OF IDENTIFIABLE INTANGIBLE ASSETS:

	Weighted average useful lives
		December 31,
		2018	2017
Original cost:
Technology	11	$314,511	$244,352
Customer relations	12	177,878	114,696
Trademarks and other	14	188,507	160,917
		680,896	519,965
Accumulated amortization:
Technology		206,567	191,866
Customer relations		93,519	89,982
Trademarks and other		141,513	132,429
		441,599	414,277
Amortized cost		$239,297	$105,688

Estimated Aggregate Amortization Expense	The estimated aggregate amortization expenses for each of the five succeeding fiscal years and thereafter are as follows:

2019		$34,615
2020		30,595
2021		27,412
2022		21,338
2023	and after	125,337
		239,297

Schedule Of Goodwill	Changes in goodwill during 2018 were as follows:

2018
Balance, at January 1	$646,715
Additions (1)	385,074
Net translation differences (2)	(9,165)
Balance, at December 31	$1,022,624

(1)	See Note 1C.
(2)
Foreign currency translation differences resulting from goodwill allocated to reporting units, whose functional currency has been determined to be other than the U.S. dollar.